Fair Value of Financial Instruments (Details - Fair Value) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of assets	$ 226,142	$ 352,738
Fair value of liabilities	104,300	83,500
Fair Value, Inputs, Level 1 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of assets	226,142	352,738
Fair value of liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of assets	0	0
Fair value of liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of assets	0	0
Fair value of liabilities	104,300	83,500
Cash [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of assets	226,142	352,738
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of assets	226,142	352,738
Cash [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of assets	0	0
Cash [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of assets	0	0
Antidilution Issuance Rights Liability [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of liabilities	104,300	83,500
Antidilution Issuance Rights Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of liabilities	0	0
Antidilution Issuance Rights Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of liabilities	0	0
Antidilution Issuance Rights Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of liabilities	$ 104,300	$ 83,500